Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock

The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock was as follows:

	2013				2012
At December 31, (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series D	–	–	–	–	20,000	500	–	500
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series G	43,400	1,085	10	1,075	43,400	1,085	10	1,075
Series H	20,000	500	13	487	–	–	–	–
Total preferred stock (a)	159,910	$4,936	$180	$4,756	159,910	$4,936	$167	$4,769

(a)	The par value of all shares issued and outstanding at December 31, 2013 and 2012, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2013	65	$2,336
2012	59	1,878
2011	22	550

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Securities Available-For-Sale	Unrealized Gains (Losses) on Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total
2013
Balance at beginning of period	$679	$107	$(404)	$(1,265)	$(40)	$(923)
Changes in unrealized gains and losses	(1,223)	–	37	590	–	(596)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	8	–	–	–	–	8
Foreign currency translation adjustment	–	–	–	–	(34)	(34)
Reclassification to earnings of realized gains and losses	(9)	(59)	192	249	–	373
Applicable income taxes	468	22	(86)	(317)	14	101
Balance at end of period	$(77)	$70	$(261)	$(743)	$(60)	$(1,071)
2012
Balance at beginning of period	$360	$–	$(489)	$(1,022)	$(49)	$(1,200)
Changes in unrealized gains and losses	715	–	(74)	(543)	–	98
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	12	–	–	–	–	12
Transfer of securities from available-for-sale to held-to-maturity	(224)	224	–	–	–	–
Foreign currency translation adjustment	–	–	–	–	14	14
Reclassification to earnings of realized gains and losses	15	(51)	211	150	–	325
Applicable income taxes	(199)	(66)	(52)	150	(5)	(172)
Balance at end of period	$679	$107	$(404)	$(1,265)	$(40)	$(923)
2011
Balance at beginning of period	$(213)	$–	$(414)	$(803)	$(39)	$(1,469)
Changes in unrealized gains and losses	920	–	(343)	(464)	–	113
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(25)	–	–	–	–	(25)
Foreign currency translation adjustment	–	–	–	–	(16)	(16)
Reclassification to earnings of realized gains and losses	31	–	222	110	–	363
Applicable income taxes	(353)	–	46	135	6	(166)
Balance at end of period	$360	$–	$(489)	$(1,022)	$(49)	$(1,200)

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings

Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income and into earnings for the year ended December 31, 2013, is as follows:

(Dollars in Millions)	Impact to Net Income	Affected Line Item in the Consolidated Statement of Income
Unrealized gains (losses) on securities available-for-sale
Realized gains (losses) on sale of securities	$23	Total securities gains (losses), net
Other-than-temporary impairment recognized in earnings	(14)
	9	Total before tax
	(4)	Applicable income taxes
	5	Net-of-tax
Unrealized gains (losses) on securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	59	Interest income
	(22)	Applicable income taxes
	37	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(192)	Net interest income
	74	Applicable income taxes
	(118)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(249)	Employee benefits expense
	96	Applicable income taxes
	(153)	Net-of-tax
Total impact to net income	$(229)

Components of Company's Regulatory Capital

The following table provides the components of the Company’s regulatory capital at December 31:

(Dollars in Millions)	2013	2012
Tier 1 Capital
Common shareholders’ equity	$36,357	$34,229
Qualifying preferred stock	4,756	4,769
Noncontrolling interests, less preferred stock not eligible for Tier 1 capital	688	685
Less intangible assets
Goodwill (net of deferred tax liability)	(8,343)	(8,351)
Other disallowed intangible assets	(708)	(829)
Other (a)	636	700
Total Tier 1 Capital	33,386	31,203

Tier 2 Capital
Eligible portion of allowance for credit losses	3,734	3,609
Eligible subordinated debt	2,299	2,953
Other	(79)	15
Total Tier 2 Capital	5,954	6,577
Total Risk Based Capital	$39,340	$37,780
Risk-Weighted Assets	$297,919	$287,611

(a)	Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc.

Regulatory Capital Ratios

At December 31 (Dollars in Millions)	2013	2012
U.S. Bancorp
Tier 1 capital	$33,386	$31,203
As a percent of risk-weighted assets	11.2%	10.8%
As a percent of adjusted quarterly average assets (leverage ratio)	9.6%	9.2%
Total risk-based capital	$39,340	$37,780
As a percent of risk-weighted assets	13.2%	13.1%
Bank Subsidiary
U.S. Bank National Association
Tier 1 capital	10.3%	10.6%
Total risk-based capital	12.4	12.7
Leverage	8.8	9.0
Bank Regulatory Capital Requirements	Minimum	Well- Capitalized
Tier 1 capital	4.0%	6.0%
Total risk-based capital	8.0	10.0
Leverage	4.0	5.0